Capital Management (Details) - USD ($)	May 07, 2024	Sep. 30, 2024
Capital Management
Unrestricted cash on hand		$ 28,900,000
Long term debt		0
Revolving credit facility obligation		$ 0
Equinor
Capital Management
Initial cash payment	$ 30,000,000
Maximum amount purchaser of partial sale of subsidiaries committed to invest	$ 130,000,000
Percentage of ownership interest disposed	45.00%